Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%		August 15, 2027
Class A-2b Notes	$245,000,000.00	4.03980%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,493,240.11

Principal:
Principal Collections	$23,579,482.83
Prepayments in Full	$13,743,192.09
Liquidation Proceeds	$541,570.89
Recoveries	$285,535.23
Sub Total	$38,149,781.04
Collections	$41,643,021.15

Purchase Amounts:
Purchase Amounts Related to Principal	$101,254.72
Purchase Amounts Related to Interest	$896.15
Sub Total	$102,150.87

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,745,172.02

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	20
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,745,172.02
Servicing Fee	$716,988.77	$716,988.77	$0.00	$0.00	$41,028,183.25
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,028,183.25
Interest - Class A-2a Notes	$147,006.83	$147,006.83	$0.00	$0.00	$40,881,176.42
Interest - Class A-2b Notes	$112,268.64	$112,268.64	$0.00	$0.00	$40,768,907.78
Interest - Class A-3 Notes	$1,848,458.33	$1,848,458.33	$0.00	$0.00	$38,920,449.45
Interest - Class A-4 Notes	$274,000.00	$274,000.00	$0.00	$0.00	$38,646,449.45
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,646,449.45
Interest - Class B Notes	$173,690.00	$173,690.00	$0.00	$0.00	$38,472,759.45
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,472,759.45
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$38,472,759.45
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,472,759.45
Regular Principal Payment	$35,944,413.22	$35,944,413.22	$0.00	$0.00	$2,528,346.23
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,528,346.23
Residual Released to Depositor	$0.00	$2,528,346.23	$0.00	$0.00	$0.00
Total		$41,745,172.02

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$35,944,413.22
Total					$35,944,413.22

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,785,915.53	$65.95	$147,006.83	$0.49	$19,932,922.36	$66.44
Class A-2b Notes	$16,158,497.69	$65.95	$112,268.64	$0.46	$16,270,766.33	$66.41
Class A-3 Notes	$0.00	$0.00	$1,848,458.33	$3.39	$1,848,458.33	$3.39
Class A-4 Notes	$0.00	$0.00	$274,000.00	$3.43	$274,000.00	$3.43
Class B Notes	$0.00	$0.00	$173,690.00	$3.67	$173,690.00	$3.67
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$35,944,413.22	$22.76	$2,555,423.80	$1.62	$38,499,837.02	$24.38

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$40,835,230.49	0.1361174	$21,049,314.96	0.0701644
Class A-2b Notes	$33,348,771.58	0.1361174	$17,190,273.89	0.0701644
Class A-3 Notes	$545,000,000.00	1.0000000	$545,000,000.00	1.0000000
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$778,124,002.07	0.4928142	$742,179,588.85	0.4700493

Pool Information
Weighted Average APR	4.868%	4.878%
Weighted Average Remaining Term	42.29	41.51
Number of Receivables Outstanding	29,884	29,091
Pool Balance	$860,386,523.86	$822,064,525.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$809,702,959.37	$773,758,546.15
Pool Factor	0.5094676	0.4867757

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$48,305,979.24
Targeted Overcollateralization Amount	$79,884,936.54
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$79,884,936.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		59	$356,497.94
(Recoveries)		42	$285,535.23
Net Loss for Current Collection Period			$70,962.71
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0990%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9478%
Second Prior Collection Period			0.0847%
Prior Collection Period			0.8083%
Current Collection Period			0.1012%
Four Month Average (Current and Prior Three Collection Periods)			0.4855%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,373	$8,519,620.81
(Cumulative Recoveries)			$1,107,929.04
Cumulative Net Loss for All Collection Periods			$7,411,691.77
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4389%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,205.11
Average Net Loss for Receivables that have experienced a Realized Loss			$5,398.17

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.92%	204	$7,566,586.18
61-90 Days Delinquent	0.12%	20	$970,747.75
91-120 Days Delinquent	0.01%	3	$88,740.87
Over 120 Days Delinquent	0.05%	11	$394,269.87
Total Delinquent Receivables	1.10%	238	$9,020,344.67

Repossession Inventory:
Repossessed in the Current Collection Period		16	$656,090.21
Total Repossessed Inventory		34	$1,443,751.97

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1532%
Prior Collection Period			0.1506%
Current Collection Period			0.1169%
Three Month Average			0.1402%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1768%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	20

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	66	$2,701,133.34
2 Months Extended	113	$4,763,280.71
3+ Months Extended	29	$1,266,601.16

Total Receivables Extended	208	$8,731,015.21
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer